Property and Equipment, Net (Tables)	12 Months Ended
Feb. 28, 2019
Property Plant And Equipment [Abstract]
Components of Property and Equipment, Net

Property and equipment, net, consisted of the followings:

	As at
	February 28, 2018	February 28, 2019
	RMB	RMB	USD
Leasehold improvement	20,034	36,817	5,502
Motor vehicles	1,203	2,593	388
Electronic equipment	1,622	3,792	567
Office equipment & furniture	6,746	7,301	1,091
Construction in progress	4,058	90	13
Total	33,663	50,593	7,561
Less: accumulated depreciation	9,743	23,593	3,526
Property and equipment, net	23,920	27,000	4,035